ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)		6 Months Ended	12 Months Ended
	May 12, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) integer	Dec. 31, 2018 integer
Statement [Line Items]
Intial public offering common shares | shares	1,333,333
Public offering price per share | $ / shares	$ 6.00
Proceeds from issuance of offering, gross	$ 8,000,000
Proceeds from issuance of offering price, net	$ 4,800,000
China Liberal Beijing [Member]
Statement [Line Items]
Number of shareholders | integer		5	5
China Liberal Beijing [Member] | Boya Hong Kong [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		91.1772%
Registered capital		$ 5,100,000
Date of incorporation		Aug. 08, 2011
Ownership interest owned by Shareholders		8.8228%
Number of shareholders | integer		5
Yi Xin BVI [Member] | Boya Hong Kong [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Subsidiary [Member]
Statement [Line Items]
Value of Non-controlling Interests		$ 540,907
Cash paid to acquire non controlling interest		$ 453,669
Proportion of ownership interest in subsidiary		100.00%